MANAGERS TRUST I

MANAGERS CALIFORNIA INTERMEDIATE TAX-FREE FUND

Supplement dated December 20, 2007 to the

Prospectus dated March 1, 2007

(as supplemented on September 14, 2007, November 8, 2007, and December 7, 2007)

The following information supplements and supersedes any information to the contrary relating to the Managers California Intermediate Tax-Free Fund (the “Fund”), a series of Managers Trust I, contained in the Fund’s Prospectus dated March 1, 2007, as supplemented September 14, 2007, November 8, 2007, and December 7, 2007 (the “Prospectus”).

Effective December 10, 2007, Mathew M. Kiselak replaced Michael Pietronico as the portfolio manager primarily responsible for the day-to-day management of the Fund subadvised by Evergreen Investment Management Company, LLC. Accordingly, all references in the Prospectus to the portfolio manager of the Fund shall now refer to Mathew M. Kiselak, and the two paragraphs under “Managers California Intermediate Tax-Free Fund” on page 36 of the Prospectus are hereby deleted and replaced in their entirety with the following:

The Fund’s Subadvisor is Evergreen Investment Management Company, LLC (“Evergreen”). Evergreen, located at 401 S. Tryon Street, Mail Code NC0969, Charlotte, North Carolina 28288, is a subsidiary of Wachovia Corporation. Evergreen has been managing mutual funds and private accounts since 1932 and, as of December 31, 2006, managed more than $273 billion in assets. The Fund has been managed by Mathew M. Kiselak since December 10, 2007. Mr. Kiselak, who has over 19 years of investment experience, is a Director and Senior Portfolio Manager of Evergreen’s Tax Exempt Fixed Income Unit and has been a Senior Portfolio Manager of the Tax Exempt Fixed Income Unit since joining Evergreen in 2000.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.40% of the average daily net assets of the Fund for the first $25 million of assets under management, 0.35% for the next $25 million, 0.30% for the next $50 million, 0.25% for the next $50 million, and 0.20% on amounts in excess of $150 million. The Investment Manager, in turn, pays a portion of this fee to Evergreen.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

MANAGERS CALIFORNIA INTERMEDIATE TAX-FREE FUND

Supplement dated December 20, 2007

to the Statement of Additional Information dated March 1, 2007

(as supplemented September 14, 2007 and December 7, 2007)

The following information supplements and supersedes any information to the contrary relating to the Managers California Intermediate Tax-Free Fund (the “Fund”), a series of Managers Trust I, contained in the Fund’s Statement of Additional Information dated March 1, 2007, as supplemented September 14, 2007 and December 7, 2007 (the “SAI”).

Effective December 10, 2007, Mathew M. Kiselak replaced Michael Pietronico as the portfolio manager primarily responsible for the day-to-day management of the Fund subadvised by Evergreen Investment Management Company, LLC. Accordingly, all references in the SAI to the portfolio manager of the Fund shall now refer to Matthew M. Kiselak.

In addition, under the section of the SAI titled “Portfolio Managers of the Funds – Managers California Intermediate Tax-Free Fund” beginning on page 58 of the SAI, the following changes are hereby made:

The table on page 58 titled “Other Accounts Managed by the Portfolio Manager(s)” is hereby deleted and replaced in its entirety with the following:

Subadvisor: Evergreen Investment Management Company, LLC (“EIMC”)

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Matthew M. Kiselak (as of December 10, 2007)

Type of Account	Number Of Accounts Managed	Total Assets Managed[1]	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based
Registered Investment Companies	15	$15.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

[1]	Total Assets Managed reflects assets as of November 30, 2007.

The second sentence of the fifth paragraph under the section titled “Portfolio Manager Compensation” on page 60 of the SAI is hereby deleted and replaced in its entirety with the following:

“The benchmarks for Mr. Kiselak include: the Lipper California Tax-Exempt Money Market Funds, Lipper Institutional Tax-Exempt Money Market Funds, Lipper New Jersey Tax-Exempt Money Market Funds, Lipper New York Tax-Exempt Money Market Funds, Lipper Other States Tax-Exempt Money Market Funds, Lipper Pennsylvania Tax-Exempt Money Market Funds, Lipper Alabama Municipal Debt Funds, Lipper California Intermediate Municipal Debt Funds, Lipper Connecticut Municipal Debt Funds, Lipper General Municipal Debt Funds, Lipper Georgia Municipal Debt Funds, Lipper Intermediate Municipal Debt Funds, Lipper Maryland Municipal Debt Funds, Lipper New Jersey Municipal Debt Funds, Lipper New York Intermediate Municipal Debt Funds, Lipper Short- Intermediate Municipal Debt Funds, Lipper South Carolina Municipal Debt Funds, and the Lipper Virginia Municipal Debt Funds.”

The section titled “Portfolio Manager Ownership of Funds Shares” on page 60 of the SAI is hereby deleted and replaced in its entirety with the following:

Portfolio Manager Ownership of Fund Shares

As of December 17, 2007, Mr. Kiselak did not own any shares of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE